Deferred Revenue (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Deferred Licensing Revenue	$ 1,900,000		$ 1,900,000
Deferred Revenue	2,100,000		2,100,000
Deferred Licensing Revenue, Recognized Period			5 years
Licenses Revenue	$ 67,063	$ 0	$ 67,063	$ 3,154,722	$ 3,154,722	$ 1,345,279